Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Bridge Debt Strategies Fund IV LP (the “Company”)

Wells Fargo Securities, LLC

Barclays Capital Inc.
Goldman Sachs & Co. LLC

Amherst Pierpont Securities LLC

Siebert Williams Shank & Co., LLC

(together, the “Specified Parties”)

Re: BDS 2022-FL11 LLC – Data File Procedures

On February 23, 2022, we issued an independent accountants’ report on applying agreed-upon procedures relating to certain information with respect to a portfolio of commercial real estate loans. The Company informed us that the issuing entity changed and requested that a new report be issued. The independent accountants’ report on applying agreed-upon procedures described herein supersedes the report issued on February 23, 2022. Furthermore, the specified parties have been instructed to no longer use or rely upon the report issued on February 23, 2022.

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BDS 2022-FL11 Accounting Tape v.Final.xlsx” (the “Data File”) provided by the Company on February 23, 2022, containing information on 32 mortgage assets and 33 related mortgaged properties as of March 1, 2022 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by BDS 2022-FL11 LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison-procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes, provided by the Company.
•	The term “Assumed LIBOR” means the LIBOR rate 0.100% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Assumed SOFR” means the Term SOFR rate of 0.050% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Assumed LIBOR, Assumed SOFR and the Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had

2

we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the mortgage assets or related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the mortgage assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such mortgage assets being securitized, (iii) the compliance of the originator of the mortgage assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the mortgage assets and related mortgaged properties that would be material to the likelihood that the issuer of the securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
February 24, 2022

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Address	Appraisal Report, Engineering Report
Property City	Appraisal Report
Property State	Appraisal Report
Property Zip Code	Appraisal Report, Engineering Report, USPS
Property County	Appraisal Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Unit of Measure	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Occupancy %	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Occupancy Source Date	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement, Promissory Note, Loan Agreement, Purchase and Sale Agreement
Assumed Loan (Y/N)	Promissory Note, Loan Agreement
Borrower Name	Loan Agreement, Promissory Note, Organizational Chart
Sponsor Name	Loan Agreement, Guaranty, Organization Chart
Related Borrower Group	Guaranty, Loan Agreement
Note Date	Loan Agreement, Promissory Note
First Payment Date	Instructed by the Company to use one month after the ‘Interest Accrual Start Date’ as noted on the Settlement Statement or as specified in the Loan Agreement
A-1

Attribute	Source Document(s)
Mortgage Loan Commitment Original Balance	Loan Agreement, Promissory Note
Mortgage Loan Initial Funded Amount	Loan Agreement, Promissory Note
Original Future Funding Trigger / Requirements	Loan Agreement, Promissory Note
Mortgage Asset Cut-off Date Balance	Servicer Report, Loan Agreement
Initial Maturity Date	Loan Agreement, Promissory Note
Extension Options	Loan Agreement, Promissory Note
Extension Options Description	Loan Agreement, Promissory Note
First Extension Fee %	Loan Agreement, Promissory Note
First Extension Period (Months)	Loan Agreement, Promissory Note
Second Extension Fee %	Loan Agreement, Promissory Note
Second Extension Period (Months)	Loan Agreement, Promissory Note
Third Extension Fee %	Loan Agreement, Promissory Note
Third Extension Period (Months)	Loan Agreement, Promissory Note
Exit Fee %	Loan Agreement, Promissory Note
Fully Extended Maturity Date	Loan Agreement, Promissory Note
Rate Type	Loan Agreement, Promissory Note
Index for Floating Rate	Loan Agreement, Promissory Note
Fully Funded Mortgage Loan Margin %	Loan Agreement, Promissory Note
Rounding Factor	Loan Agreement, Promissory Note
Time of Rounding (Before Spread, After Spread)	Loan Agreement, Promissory Note
Rounding Direction	Loan Agreement, Promissory Note
Lookback Period	Loan Agreement, Promissory Note
Rate Cap Expiration Date	Interest Rate Cap Confirmation
Rate Cap Provider	Interest Rate Cap Confirmation
Rate Cap Provider Rating	Bloomberg Screenshot
Index Floor %	Loan Agreement, Promissory Note
Rate Cap Strike Price	Interest Rate Cap Confirmation
A-2

Attribute	Source Document(s)
Interest Accrual Basis	Loan Agreement, Promissory Note
Interest Rate Change	Loan Agreement, Promissory Note
Interest Rate Change Amount	Loan Agreement, Promissory Note
Interest Rate Change Trigger	Loan Agreement, Promissory Note
Grace Period Default (Days)	Loan Agreement, Promissory Note
Grace Period Late (Days)	Loan Agreement, Promissory Note
Grace Period Balloon (Days)	Loan Agreement, Promissory Note
Original Prepayment Provision	Loan Agreement, Promissory Note
Remaining Prepayment Provision	Loan Agreement, Promissory Note
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement, Promissory Note
Partial Release and/or Prepayment Description	Loan Agreement, Promissory Note
Amortization Type During Initial Term	Loan Agreement, Promissory Note
Amortization Type During Extensions	Loan Agreement, Promissory Note
Amort Number of Months	Loan Agreement, Promissory Note
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
A-3

Attribute	Source Document(s)
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement, Appraisal Report
A-4

Attribute	Source Document(s)
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement, Appraisal Report
Lien Position	Title Policy, Deed of Trust, Promissory Note
Full Recourse (Y/N/Partial)	Guaranty, Loan Agreement
Recourse Provisions	Guaranty, Loan Agreement
Non-Recourse Carveout Guarantor	Guaranty
Title Vesting (Fee/Leasehold)	Title Policy, Deed of Trust, Promissory Note
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Cash Management Agreement, Loan Agreement
Cash Management (Springing/In Place)	Cash Management Agreement, Loan Agreement
Lockbox Trigger Event	Cash Management Agreement, Loan Agreement
Engineering/Deferred Maintenance Escrow (Feb 2022)	Servicer Report, Settlement Statement, Loan Agreement
Environmental Escrow (Feb 2022)	Servicer Report, Settlement Statement, Loan Agreement
Tax Escrow (Feb 2022)	Servicer Report, Settlement Statement, Loan Agreement
Tax Escrow (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Tax Escrow Description	Loan Agreement, Settlement Statement
Insurance Escrow (Feb 2022)	Servicer Report, Settlement Statement, Loan Agreement
Insurance Escrow (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Insurance Escrow Description	Loan Agreement, Settlement Statement
A-5

Attribute	Source Document(s)
Replacement Reserve (Feb 2022)	Servicer Report, Loan Agreement, Settlement Statement
Replacement Reserve (Monthly)	Servicer Report, Loan Agreement, Settlement Statement
Springing Replacement Reserve Description	Loan Agreement, Settlement Statement
TI/LC Reserve (Feb 2022)	Servicer Report, Loan Agreement, Settlement Statement
Monthly TI/LC Reserve	Servicer Report, Loan Agreement, Settlement Statement
Springing TI/LC Reserve Description	Loan Agreement, Settlement Statement
Other Reserve 1 (Feb 2022)	Servicer Report, Loan Agreement, Settlement Statement
Other Escrow 1 (Monthly)	Servicer Report, Loan Agreement, Settlement Statement
Other Reserve 1 Description	Loan Agreement, Settlement Statement
Other Reserve 2 (Feb 2022)	Servicer Report, Loan Agreement, Settlement Statement
Other Escrow 2 (Monthly)	Servicer Report, Loan Agreement, Settlement Statement
Other Reserve 2 Description	Loan Agreement, Settlement Statement
Other Reserve 3 (Feb 2022)	Servicer Report, Loan Agreement, Settlement Statement
Other Escrow 3 (Monthly)	Servicer Report, Loan Agreement, Settlement Statement
Other Reserve 3 Description	Loan Agreement, Settlement Statement
Original Appraisal Date	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report, Engineering Report
A-6

Attribute	Source Document(s)
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report, Engineering Report, Insurance Certificate
Single-Tenant (Y/N)	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Property Manager	Management Agreement, Assignment of Management Agreement, Loan Agreement
TIC (Y/N)	Loan Agreement, Promissory Note
Max Number of TICs	Loan Agreement, TIC Agreement
Single Purpose Borrower (Y/N)	Loan Agreement, Promissory Note
Independent Director (Y/N)	Loan Agreement, Promissory Note
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel, Loan Agreement
DST (Y/N)	Loan Agreement, Promissory Note
IDOT (Y/N)	Loan Agreement, Promissory Note
Largest Tenant Name	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Largest Tenant Exp Date	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
2nd Largest Tenant SqFt	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
2nd Largest Tenant Exp Date	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
3rd Largest Tenant SqFt	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
3rd Largest Tenant Exp Date	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
A-7

Attribute	Source Document(s)
4th Largest Tenant SqFt	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
4th Largest Tenant Exp Date	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
5th Largest Tenant SqFt	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
5th Largest Tenant Exp Date	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Cut-off Date Subordinate Debt/Mezz Loan Bal	Servicer Report, Mezzanine Loan Agreement, Loan Agreement, Promissory Note
Commitment Subordinate Debt/Mezz Original Balance	Mezzanine Loan Agreement, Loan Agreement, Promissory Note
Subordinate Debt/Mezz Loan Margin % or Coupon	Mezzanine Loan Agreement, Loan Agreement, Promissory Note
Permitted Future Debt (Y/N)	Loan Agreement, Promissory Note
Type	Loan Agreement, Promissory Note
Pari Passu Companion Note Balance	Loan Agreement, Servicer Report, Promissory Note
Pari Passu Companion Future Funding Balance	Loan Agreement, Servicer Report, Promissory Note
A-8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodologies
Annual Debt Service Payment (IO)	For Mortgage Assets which have Amortization Type During Initial Term as Interest Only, Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Asset Cut-off Date Balance
Annual Debt Service Payment (P&I)	For Mortgage Assets which have Amortization Type During Initial Term as Amortizing, Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Asset Cut-off Date Balance, plus amortization as specified in the Loan Agreement
Annual Debt Service Payment (Cap)	For Mortgage Assets which have Amortization Type During Initial Term as Interest Only, Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Mortgage Asset Cut-off Date Balance
Cut-off Date Future Funding Remaining Balance	Mortgage Loan Commitment Original Balance minus Mortgage Asset Cut-off Date Balance
Mortgage Asset % of Total Cut-off Date Balance	Mortgage Asset Cut-off Date Balance divided by the aggregate Mortgage Asset Cut-off Date Balance of all Mortgage Assets
Mortgage Loan Balloon Payment	For Mortgage Assets which have Amortization Type During Initial Term as Interest Only, the amount equal to the Mortgage Loan Commitment Original Balance
Mortgage Loan Cut-off Date Balance / Unit	The sum of the Mortgage Asset Cut-off Date Balance and Pari Passu Companion Note Balance divided by No of Units
Committed Mortgage Loan Balance / Unit	The sum of the Mortgage Loan Commitment Original Balance, Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance, divided by No of Units
Mortgage Loan Balloon Payment / Unit	The sum of the Mortgage Loan Balloon Payment, Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance divided by No of Units
Initial Loan Term (Original)	Number of payments between and including the First Payment Date and the Initial Maturity Date
B-1

Attribute	Calculation Methodologies
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date
First Extension Fee	Mortgage Loan Commitment Original Balance multiplied by First Extension Fee % (if applicable)
First Extension Floor	Equals the Mortgage Rate Floor (if applicable)
First Extension Cap	Equals the Mortgage Rate Cap (if applicable)
Second Extension Fee	Mortgage Loan Commitment Original Balance multiplied by Second Extension Fee % (if applicable)
Second Extension Floor	Equals the Mortgage Rate Floor (if applicable)
Second Extension Cap	Equals the Mortgage Rate Cap (if applicable)
Third Extension Fee	Mortgage Loan Commitment Original Balance multiplied by Third Extension Fee % (if applicable)
Third Extension Floor	Equals the Mortgage Rate Floor (if applicable)
Third Extension Cap	Equals the Mortgage Rate Cap (if applicable)
Exit Fee	Mortgage Loan Commitment Original Balance multiplied by Exit Fee %
Fully Extended Loan Term (Original)	Number of payments between and including the First Payment Date and the Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
Mortgage Rate Floor	The sum of the Fully Funded Mortgage Loan Margin % and the Index Floor %
Mortgage Rate Cap	The sum of the Rate Cap Strike Price and the Fully Funded Mortgage Loan Margin %
B-2

Attribute	Calculation Methodologies
Fully Funded Mortgage Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and Assumed LIBOR or Assumed SOFR rounded by the respective Rounding Factor subject to (i) the Mortgage Rate Floor and (ii) the Mortgage Rate Cap
B Note / Mezz Loan %	Commitment Subordinate Debt/Mezz Original Balance divided by the sum of Commitment Subordinate Debt/Mezz Original Balance and Mortgage Asset Cut-off Date Balance
IO Number of Months	For Mortgage Assets which have Amortization Type During Initial Term as Interest Only, number of payments between and including the First Payment Date and Initial Maturity Date
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	The sum of Mortgage Asset Cut-off Date Balance and Pari Passu Companion Note Balance divided by As-Is Appraised Value
Committed Mortgage Loan (Stabilized) LTV Ratio	The sum of Mortgage Loan Commitment Original Balance, Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance divided by Stabilized Appraised Value
Maturity Date Stabilized LTV Ratio	The sum of Mortgage Loan Balloon Payment, Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance divided by Stabilized Appraised Value
Mortgage Loan Most Recent NOI DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Most Recent Actual NOI divided by Annual Debt Service Payment (IO). For Mortgage Assets with a Pari Passu Companion Note Balance, Most Recent Actual NOI divided by Annual Debt Service Payment (IO) multiplied by the quotient of Mortgage Asset Cut-off Date Balance and sum of Pari Passu Companion Note Balance and Mortgage Asset Cut-off Date Balance. For Mortgage Assets with Cut-off Date Subordinate Debt/Mezz Loan Bal, Most Recent Actual NOI divided by Fully Funded Annual Debt Service
B-3

Attribute	Calculation Methodologies
Mortgage Loan Most Recent NCF DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Most Recent Actual NCF divided by Annual Debt Service Payment (IO). For Mortgage Assets with a Pari Passu Companion Note Balance, Most Recent Actual NCF divided by Annual Debt Service Payment (IO) multiplied by the quotient of Mortgage Asset Cut-Off Date Balance and the sum of Pari Passu Companion Note Balance and Mortgage Asset Cut-off Date Balance. For Mortgage Assets with Cut-off Date Subordinate Debt/Mezz Loan Bal, Most Recent Actual NCF divided by Fully Funded Annual Debt Service
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by the sum of Mortgage Asset Cut-off Date Balance and Pari Passu Companion Note Balance
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by the sum of Mortgage Asset Cut-off Date Balance and Pari Passu Companion Note Balance
Mortgage Loan Underwritten NOI DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Underwritten NOI divided by Annual Debt Service Payment (IO). For Mortgage Assets with a Pari Passu Companion Note Balance, Underwritten NOI divided by Annual Debt Service Payment (IO) multiplied by the quotient of Mortgage Asset Cut-off Date Balance and the sum of Pari Passu Companion Note Balance and Mortgage Asset Cut-off Date Balance
Mortgage Loan Underwritten NCF DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Underwritten NCF divided by Annual Debt Service Payment (IO). For Mortgage Assets with a Pari Passu Companion Note Balance, Underwritten NCF divided by Annual Debt Service Payment (IO) multiplied by the quotient of Mortgage Asset Cut-off Date Balance and the sum of Pari Passu Companion Note Balance and Mortgage Asset Cut-off Date Balance
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by the sum of Mortgage Asset Cut-off Date Balance and Pari Passu Companion Note Balance
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by the sum of Mortgage Asset Cut-off Date Balance and Pari Passu Companion Note Balance
B-4

Attribute	Calculation Methodologies
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Underwritten Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Mortgage Loan Commitment Original Balance multiplied by Interest Accrual Basis. For Mortgage Assets with a Pari Passu Companion Note Balance, Underwritten Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Fully Funded Total Note Balance less Commitment Subordinate Debt/Mezz Original Balance multiplied by Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Underwritten Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Mortgage Loan Commitment Original Balance multiplied by Interest Accrual Basis. For Mortgage Assets with a Pari Passu Companion Note Balance, Underwritten Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Fully Funded Total Note Balance less Commitment Subordinate Debt/Mezz Original Balance multiplied by Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by the sum of Mortgage Loan Commitment Original Balance, Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by the sum of Mortgage Loan Commitment Original Balance, Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Appraisal Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Mortgage Loan Commitment Original Balance multiplied by Interest Accrual Basis. For Mortgage Assets with a Pari Passu Companion Note Balance, Appraisal Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Fully Funded Total Note Balance less Commitment Subordinate Debt/Mezz Original Balance multiplied by Interest Accrual Basis
B-5

Attribute	Calculation Methodologies
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Appraisal Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Mortgage Loan Commitment Original Balance multiplied by Interest Accrual Basis. For Mortgage Assets with a Pari Passu Companion Note Balance, Appraisal Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Fully Funded Total Note Balance less Commitment Subordinate Debt/Mezz Original Balance multiplied by Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by the sum of Mortgage Loan Commitment Original Balance, Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by the sum of Mortgage Loan Commitment Original Balance, Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance
% NSF of Largest Tenant	Largest Tenant SqFt divided by No of Units
% NSF of 2nd Largest Tenant	2nd Largest Tenant SqFt divided by No of Units
% NSF of 3rd Largest Tenant	3rd Largest Tenant SqFt divided by No of Units
% NSF of 4th Largest Tenant	4th Largest Tenant SqFt divided by No of Units
% NSF of 5th Largest Tenant	5th Largest Tenant SqFt divided by No of Units
Cut-off Date Total Debt Balance	Sum of Mortgage Asset Cut-off Date Balance, Cut-off Date Subordinate Debt/Mezz Loan Balance and Pari Passu Companion Note Balance
Annual Subordinate Debt/Mezz Debt Service Payment (IO)	Product of Cut-off Date Subordinate Debt/Mezz Loan Bal and sum of Cut-off Date Subordinate Debt/Mezz Loan Bal or Coupon plus LIBOR or SOFR (if applicable) multiplied by Interest Accrual Basis
Cut-off Date Subordinate Debt/Mezz Future Funding Remaining Balance	The difference between the Commitment Subordinate Debt/Mezz Original Balance and Cut-off Date Subordinate Debt/Mezz Loan Bal
B-6

Attribute	Calculation Methodologies
Cut-off Date Total Debt Underwritten NCF Debt Yield	Underwritten NCF divided by the Cut-off Date Total Debt Balance
Cut-off Date Total Debt As-Is LTV Ratio	Cut-off Date Total Debt Balance divided by As-Is Appraised Value
Cut-off Date Total Debt Ann Debt Service	For Mortgage Assets with no Pari Passu Companion Note Balance, sum of Annual Debt Service Payment (IO) and Annual Subordinate Debt/Mezz Debt Service Payment (IO). For Mortgage Assets with a Pari Passu Companion Note Balance, (i) Annual Debt Service Payment (IO) multiplied by the sum of Mortgage Asset Cut-off Date Balance and Pari Passu Companion Note Balance divided by Mortgage Asset Cut-off Date Balance plus (ii) Annual Subordinate Debt/Mezz Debt Service Payment (IO). For Mortgage Assets with Cut-off Date Subordinate Debt/Mezz Loan Bal, Fully Funded Annual Debt Service divided by Annual Subordinate Debt/Mezz Debt Service Payment (IO)
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service
Fully Funded Total Note Balance	Sum of Pari Passu Companion Note Balance, Mortgage Asset Cut-off Date Balance, and Pari Passu Companion Future Funding Balance
Fully Funded Annual Debt Service	For Mortgage Assets with Pari Passu Companion Note Balance, the product of (i) Fully Funded Total Note Balance, (ii) Fully Funded Mortgage Loan Rate % and (iii), Interest Accrual Basis
Fully Funded Total Debt Underwritten Stabilized NCF Debt Yield	For Mortgage Assets with Pari Passu Companion Note Balance, Underwritten Stabilized NCF divided by the sum of Fully Funded Total Note Balance and Commitment Subordinate Debt/Mezz Original Balance
Fully Funded Total Debt As-Stabilized LTV Ratio	For Mortgage Assets with Pari Passu Companion Note Balance, the sum of Fully Funded Total Note Balance and Commitment Subordinate Debt/Mezz Original Balance divided by Stabilized Appraised Value
Fully Funded Total Debt Stabilized UW NCF DSCR	For Mortgage Assets with Pari Passu Companion Note Balance, Underwritten Stabilized NCF divided by the sum of Fully Funded Annual Debt Service and Annual Subordinate Debt/Mezz Debt Service Payment (IO)
B-7

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interest and Compared or Recomputed Attributes:
Property Name	Compared or Recomputed Attributes	Company Instruction
Sahara Palms & Playa Palms Apartments; The American Steel Collection; Marriott Tacoma Downtown	Mortgage Asset Cut-off Date Balance	Provided by the Company
Riviera Park Apartments; Sahara Palms & Playa Palms Apartments; The American Steel Collection; Lemon & Pear Tree Apartments; Gilbert Greens Apartments; The Tailor Lofts; Marriott Tacoma Downtown; Vantage Point Apartments; La Mirage Apartments	Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Cut-off Date Total Debt UW NCF DSCR	Provided by the Company
The James	Type of Lockbox	Provided by the Company
Marriott Tacoma Downtown	Cut-off Date Subordinate Debt/Mezz Loan Bal	Provided by the Company
Sahara Palms & Playa Palms Apartments; The American Steel Collection; Marriott Tacoma Downtown	Pari Passu Companion Note Balance; Pari Passu Companion Future Funding Balance	Provided by the Company
The Pencil Factory; Westover Parc Apartments; Altura Largo	Other Reserve 3 (Feb 2022); Other Reserve 1 (Feb 2022); Other Reserve 1 (Feb 2022)	We were instructed to ignore future advances shown on the servicer report

C-1